Loans and Borrowings - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows From Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 793	$ 1,365
Changes from financing cash flows
Proceeds from bank loans	120	116	$ 109
Repayment of bank loans	(635)	(765)	(1,019)
Payment of lease liabilities	(46)	(39)	(35)
Interest paid	(34)	(80)	(160)
Total changes from financing cash flows	(595)	(768)
Effect of changes in foreign exchange rates	(5)	4
Other changes
Recognition of lease liabilities	43	18
Derecognition of lease liabilities		(5)
Secured bank loans for asset acquisition	86	80
Acquisition through business combination	1
Interest expense	41	99
Total liability-related other changes	171	192
Balance at December 31	364	793	1,365
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	155	118
Changes from financing cash flows
Proceeds from bank loans	120	116
Repayment of bank loans	(152)	(161)
Payment of lease liabilities	0	0
Interest paid	(13)	(4)
Total changes from financing cash flows	(45)	(49)
Effect of changes in foreign exchange rates	(3)	2
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	86	80
Acquisition through business combination	0
Interest expense	13	4
Total liability-related other changes	99	84
Balance at December 31	206	155	118
Term loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	476	1,061
Changes from financing cash flows
Proceeds from bank loans	0	0
Repayment of bank loans	(483)	(604)
Payment of lease liabilities	0	0
Interest paid	(9)	(63)
Total changes from financing cash flows	(492)	(667)
Effect of changes in foreign exchange rates	0	0
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	0	0
Acquisition through business combination	0
Interest expense	16	82
Total liability-related other changes	16	82
Balance at December 31	0	476	1,061
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	162	186
Changes from financing cash flows
Proceeds from bank loans	0	0
Repayment of bank loans	0	0
Payment of lease liabilities	(46)	(39)
Interest paid	(12)	(13)
Total changes from financing cash flows	(58)	(52)
Effect of changes in foreign exchange rates	(2)	2
Other changes
Recognition of lease liabilities	43	18
Derecognition of lease liabilities		(5)
Secured bank loans for asset acquisition	0	0
Acquisition through business combination	1
Interest expense	12	13
Total liability-related other changes	56	26
Balance at December 31	$ 158	$ 162	$ 186